Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Income Taxes
Income tax provision

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2021	2020	2021	2020
Income tax benefit	(353)	(12)	(5,011)	(797)
Effective tax rate	9.0%	0.6%	24.2%	3.6%

The provision (benefit) for income taxes consisted of the following (in thousands):

	Year Ended December 31,
	2020	2019	2018
Current (benefit) / provision
Federal	$(16)	$(7)	$(1)
State	188	20	(1)
Foreign	657	(370)	1,024
Total current (benefit) / provision	829	$(357)	$1,022
Deferred (benefit) / provision
Federal	$7	$1	$1
State	4	7	2
Foreign	101	(9)	(123)
Total deferred (benefit) / provision	112	$(1)	$(120)
Total (benefit) / provision
Federal	$(9)	$(6)	$—
State	192	27	1
Foreign	758	(379)	901
Total (benefit) / provision	$941	$(358)	$902